REVENUE RECOGNITION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
REVENUE RECOGNITION
Summary of disaggregation of net sales by channel and geography

The following tables disaggregate net sales by channel and geography:

	Nine months ended
	September 30,
	2021	2020
U.S. state and local agencies (a)	$179,385	$171,552
Commercial	27,102	25,117
U.S. federal agencies	37,365	43,632
International	74,647	51,691
Other	5,252	5,027
Net sales	$323,751	$297,019

(a)Includes all Distribution sales

	Nine months ended
	September 30,
	2021	2020
United States	$249,104	$245,328
International	74,647	51,691
	$323,751	$297,019

The following tables disaggregate net sales by channel and geography:

	Year ended December 31,
	2020	2019
U.S state and local agencies(a)	$230,706	$219,482
Commercial	35,648	32,837
U.S. federal agencies	63,267	74,756
International	68,669	89,367
Other	6,352	4,294
Net sales	$404,642	$420,736

(a) Includes all Distribution sales

	Year ended December 31,
	2020	2019
United States	$335,973	$331,369
International	68,669	89,367
	$404,642	$420,736